Main Events (Details)																	1 Months Ended		12 Months Ended
	Sep. 30, 2024 a	May 20, 2024 a	Mar. 20, 2024 BRL (R$)	Mar. 14, 2024 BRL (R$) ha	Mar. 12, 2024 BRL (R$)	Aug. 21, 2023 BRL (R$)	Jun. 29, 2023 BRL (R$) ha	Mar. 29, 2023 BRL (R$) a	Mar. 28, 2023 BRL (R$) a	Nov. 08, 2022 BRL (R$) a	Oct. 06, 2022 BRL (R$) a	Sep. 12, 2022 BRL (R$)	Aug. 10, 2022 BRL (R$) a	Jun. 11, 2022 a	Jun. 01, 2022 a	Sep. 01, 2021 BRL (R$) a	Jul. 21, 2022 a	Oct. 21, 2021 a	Jun. 30, 2024 a	Aug. 10, 2023 BRL (R$)	Oct. 06, 2022 USD ($)
Main Events [Line Items]
Sale of hectares				8,757			3,202									3,723
Number of soybean bags				3,031,783			952,815	63,875	3,000,000
Equivalent amount (in Brazil Real) | R$				R$ 415,071			R$ 121,558,000	R$ 8,508,000	R$ 409,328,000		R$ 7,786,000
Installment amount paid (in Brazil Real) | R$			R$ 53,533
Hectares of area		4,767						332	5,185		863.3						6,070		5,517
Arable area								215	3,796										4,011
Property value																				R$ 274,172,000	$ 1,497,000
Hectares of area, description																			On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. On December 29, 2021, ownership of the sold area was transferred. In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.
Transaction amount (in Brazil Real) | R$													R$ 285,600,000
Installments amount (in Brazil Real) | R$												R$ 144,747,000
Principal amount (in Brazil Real) | R$												140,000,000
Other transaction costs (in Brazil Real) | R$												R$ 4,747,000
Payment of installment (in Brazil Real) | R$						R$ 142,985,000
Term of the agreement year														6 years	12 years		12 years
Agricultural hectares														2,100	5,714
Board of directors, description																			This acquisition is in line with the Group’s strategy of expanding its presence in the sector, increasing market share and optimizing agricultural operations.
Chaparral Farm [Member]
Main Events [Line Items]
Sale of hectares | ha				12,297
Jatobá VII Farm [Member]
Main Events [Line Items]
Sale of hectares | ha							4,408
Rio do Meio II Farm [Member]
Main Events [Line Items]
Number of soybean bags										414,097
Equivalent amount (in Brazil Real) | R$										R$ 62,428,000
Hectares of area										1,964
Arable area										1,422
Marangatu I Farm [Member]
Main Events [Line Items]
Hectares of area											498
Property value | $																					$ 3,000
Alto Taquari IV Farm [Member]
Main Events [Line Items]
Sale of hectares																2,694
Number of soybean bags																2,962,974
Equivalent amount (in Brazil Real) | R$																R$ 591,339,000
Hectares of area																		2,566
Panamby Farm [Member]
Main Events [Line Items]
Number of soybean bags													302
Hectares of area													10,844
Jatobá III Farm [Member]
Main Events [Line Items]
Sale of gain amount (in Brazil Real) | R$					R$ 8,160,000
Contract maturity period					12 years
São Domingos Farm [Member]
Main Events [Line Items]
Hectares of area																	3,035
Forecast [Member] | Alto Taquari IV Farm [Member]
Main Events [Line Items]
Hectares of area	1,157